MAINSTAY FUNDS TRUST

MainStay MacKay Emerging Markets Equity Fund

(the “Fund”)

Supplement dated December 13, 2019 (“Supplement”)

to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),

each dated February 28, 2019, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus and SAI.

At a meeting held on December 10-11, 2019, the Board of Trustees (“Board”) of MainStay Funds Trust, after careful consideration of a number of factors and upon the recommendation of the Fund’s Manager, New York Life Investment Management LLC, approved a proposal to liquidate the Fund pursuant to the terms of a plan of liquidation. The Fund will be liquidated on or about February 26, 2020 (“Liquidation Date”). Effective on the Liquidation Date, all references to the Fund in the Prospectus and SAI are hereby deleted.

If you are invested in the Fund through a qualified account, such as an individual retirement account (“IRA”), important information applies to you and is provided below.

In connection with the liquidation, effective immediately, the Fund is closed to all new investors. Also effective immediately, new account requests and exchanges into the Fund are no longer accepted and any applicable contingent deferred sales charge will be waived for shareholders. Investors who own shares of the Fund on December 13, 2019 may continue to purchase shares of the Fund, including through dividend reinvestments, through February 3, 2020. These dates may be changed without notice at the discretion of the Fund’s officers.

Prior to the Liquidation Date, the Fund will engage in business and activities for the purposes of winding down the Fund’s business affairs and transitioning the Fund’s portfolio to cash and cash equivalents in preparation for the orderly liquidation and subsequent distribution of its assets on the Liquidation Date. During this transition period, the Fund will no longer be pursuing its investment objective or be managed consistent with its investment strategies as stated in the Prospectus. This is likely to impact Fund performance. The impending liquidation of the Fund may result in large redemptions, including redemptions by other MainStay Funds. These redemptions could adversely affect the Fund’s expense ratio. Those shareholders who remain invested in the Fund during part or all of this transition period may bear increased brokerage and other transaction expenses relating to the sale of portfolio investments prior to the Liquidation Date.

Prior to the Liquidation Date, shareholders of the Fund may:

•	Exchange their shares of the Fund for shares of the appropriate class of any other MainStay Fund that is open to investment, subject to the requirements and limitations in that MainStay Fund’s prospectus;

•	Remain invested in the Fund; or

•	Redeem their shares at any time in the manner described in the Prospectus.

If no action is taken by a Fund shareholder prior to the Liquidation Date, the Fund will distribute to such shareholder, on or promptly after the Liquidation Date, a liquidating distribution in cash, cash equivalents, or portfolio securities equal to the shareholder’s proportionate interest in the net assets of the Fund. If you receive a redemption-in-kind, you should expect that the in-kind distribution would be subject to market and other risks, such as liquidity risk, before sale, and to incur transaction costs, including brokerage costs, when you convert the securities to cash. The proceeds of any such distribution will be equal to the net asset value of such shares after all charges, taxes, expenses and liabilities of the Fund have been paid or provided for. The distribution to shareholders of the liquidation proceeds will occur on or promptly after the Liquidation Date, and will be made to all shareholders of record as of the close of business on the business day preceding the Liquidation Date, other than as disclosed below under “Important Information for Certain Accounts.”

You may be subject to federal, state, local or foreign taxes on exchanges or redemptions of or liquidating distributions made on Fund shares. The liquidation of the Fund is expected to be a realization event for shareholders holding Fund shares through taxable accounts, meaning that if you receive an amount in liquidation of the Fund in excess of the tax basis of your Fund shares, you will realize a capital gain. Alternatively, if you receive an amount in liquidation of the Fund less than the tax basis of your Fund shares, you will realize a capital loss. Prior to the Liquidation Date, the Fund may make distributions of income and capital gains, which may be taxable. You should consult your tax adviser for information regarding all tax consequences applicable to your investment in the Fund.

If you are invested in the Fund through a financial intermediary, please contact that financial intermediary if you have any questions. If you are invested in a tax-advantaged account (for example, an IRA), you must work with the financial intermediary to direct your investment in order to avoid possible tax penalties.

Important Information for Certain Accounts

If you are invested in the Fund through a “401(k)” or other tax qualified retirement plan, and we do not receive directions, we will send a liquidating distribution to the plan trustee or other registered owner of the investment.

Shareholders who hold their shares through a tax-advantaged account (e.g., an individual retirement account, simplified employee pension, "SIMPLE" plan, tax-qualified retirement plan, "403(b)" annuity or plan, etc.) should consult their financial and tax advisers concerning the implications of an exchange or distribution, and their eligibility to roll over a distribution and the procedures applicable to such rollovers.

If you are invested in the Fund through a tax-advantaged account and you opened your account directly with MainStay Funds or otherwise have control in respect of the account, please provide instructions for the Fund shares prior to the Liquidation Date. If no instructions are provided, Fund shares held on the Liquidation Date will be exchanged for shares of MainStay Money Market Fund to the extent permitted by that shareholder’s custodial agreement. For more information about MainStay Money Market Fund, please call 800-624-6782 for a prospectus or summary prospectus. Please read the prospectus or summary prospectus carefully before investing.

If you do not provide instructions, or if the applicable custodial agreement does not authorize the investment of the account into MainStay Money Market Fund, then the liquidation proceeds will be returned by mail to the shareholder’s attention but made payable to the applicable trustee or other custodian. If a check representing your liquidation or redemption proceeds was made payable to you personally (as opposed to the trustee or other custodian of your account) please contact the Fund by telephone at 800-624-6782 between the hours of 8:30 am to 5:00 pm ET to receive instructions to get a replacement check made payable to your qualified account.

It is important that these matters be addressed to avoid potential adverse tax consequences. For example, if a check is cashed or deposited into a personal account instead of deposited into an appropriate tax-advantaged account, a taxable distribution may be deemed to have occurred. In some cases, if investments are not exchanged to a different MainStay Fund prior to the liquidation, and if proceeds are not reinvested in accordance with applicable "rollover" rules to avoid a taxable distribution, there may be current taxation of the applicable amounts as well as a 10% tax penalty. We provide no tax advice, and please consult your own tax and financial advisors.

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2

MAINSTAY FUNDS TRUST

MainStay MacKay Short Term Municipal Fund

(the “Fund”)

Supplement dated December 13, 2019 (“Supplement”) to the
Summary Prospectus and Prospectus, each dated August 28, 2019, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

Effective immediately:

1.	The section entitled “Principal Investment Strategies” is amended to include the following as the 6th paragraph:

The Fund may invest in derivatives, such as futures, options and swap agreements to seek enhanced returns or to seek to reduce the risk of loss by hedging certain of its holdings.

2.	The section entitled “Principal Risks” is amended to add the following principal risk:

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may expose the Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if the Fund is the seller of credit protection in a credit default swap, the Fund effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Fund and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of the Fund.

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MAINSTAY FUNDS TRUST

MainStay MacKay Total Return Bond Fund

(the “Fund”)

Supplement dated December 13, 2019 (“Supplement”)

to the Summary Prospectus and Prospectus, each dated February 28, 2019, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

At a meeting held on December 10-11, 2019, the Board of Trustees of MainStay Funds Trust approved a change to the Fund’s principal investment strategies. Effective February 28, 2020, the second sentence in the second paragraph of the “Principal Investment Strategies” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

The Fund may also invest up to 30% of its total assets in securities rated below investment grade by an independent rating agency or, if unrated, determined by the Subadvisor to be of comparable quality.

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MAINSTAY FUNDS TRUST

MainStay Short Term Bond Fund
(the “Fund”)

Supplement dated December 13, 2019 (“Supplement”) to the
Summary Prospectus and Prospectus, each dated February 28, 2019, as revised and supplemented, and Statement of
Additional Information, dated February 28, 2019, as supplemented and amended (“SAI”)

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus and SAI. The information in this Supplement supersedes any conflicting information in the Summary Prospectus, Prospectus and SAI.

The following changes are effective February 28, 2020:

1.	Investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares of the Fund are not subject to an initial sales charge.

2.	A contingent deferred sales charge of 0.50% may be imposed on certain redemptions of Class A and Investor Class shares made within 12 months of the date of purchase on shares that were purchased without an initial sales charge.

3.	Fees and Expenses of the Fund and Example. The Fund’s fees and expenses table and example table are deleted in their entirety and replaced with the following, which have been restated to reflect a reduction in the Maximum Sales Charge imposed on purchases of Class A and Investor Class shares:

Fee and Expenses of the Fund

	Investor Class	Class I	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	1.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	None
Other Expenses	0.13%	0.63%	0.12%
Total Annual Fund Operating Expenses	0.63%	1.13%	0.37%
Waivers / Reimbursements[3]	0.00%	(0.21)%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[3]	0.63%	0.92%	0.37%

1.	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 0.50% may be imposed on certain redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge.

2.	The management fee is as follows: 0.25% on assets up to $1 billion; and 0.20% on assets over $1 billion.

3.	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 0.82%; Investor Class, 0.92%; and Class I, 0.40%. This agreement will remain in effect until February 28, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

Expenses After	Class A	Investor	Class I
		Class
1 Year	$164	$193	$38
3 Years	$300	$435	$119
5 Years	$448	$696	$208
10 Years	$878	$1,442	$468

4.	In the section of the Prospectus entitled “Shareholder Guide,” the subsection entitled “Information on Sales Charges: Investor Class Shares and Class A Shares” is revised as follows:

a.	The second table is amended to remove the reference to the Fund; and

b.	The last table and the footnotes thereto are deleted in their entirety and replaced with the following:

MainStay MacKay Short Term Municipal Fund and MainStay Short Term Bond Fund

	Sales charges as a percentage of1
Purchase Amount	Offering Price	Net Investment	Typical dealer concession as a % of offering price
Less than $250,000	1.00%	1.01%	1.00%
$250,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2.	No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 0.50% may be imposed, however, on redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

5.	In the section of the SAI entitled “Purchases at Net Asset Value,” the information for the Fund in the table beginning on page 118 is deleted and the table is updated with the following.

FUND	COMMISSION
MainStay Short Term Bond Fund	0.50%

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MAINSTAY FUNDS TRUST

MainStay Short Term Bond Fund
(the “Fund”)

Supplement dated December 13, 2019 (“Supplement”) to the
Summary Prospectus and Prospectus, each dated February 28, 2019, as revised and supplemented, and Statement of
Additional Information, dated February 28, 2019, as supplemented and amended (“SAI”)

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus and SAI. The information in this Supplement supersedes any conflicting information in the Summary Prospectus, Prospectus and SAI.

The following changes are effective February 28, 2020:

6.	Investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares of the Fund are not subject to an initial sales charge.

7.	A contingent deferred sales charge of 0.50% may be imposed on certain redemptions of Class A and Investor Class shares made within 12 months of the date of purchase on shares that were purchased without an initial sales charge.

8.	Fees and Expenses of the Fund and Example. The Fund’s fees and expenses table and example table are deleted in their entirety and replaced with the following, which have been restated to reflect a reduction in the Maximum Sales Charge imposed on purchases of Class A and Investor Class shares:

Fee and Expenses of the Fund

	Class A	Investor Class	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	1.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	None	None
Other Expenses	0.13%	0.63%	0.12%	0.09%
Total Annual Fund Operating Expenses	0.63%	1.13%	0.37%	0.34%
Waivers / Reimbursements[3]	0.00%	(0.21)%	0.00%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[3]	0.63%	0.92%	0.37%	0.34%

1.	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 0.50% may be imposed on certain redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge.

2.	The management fee is as follows: 0.25% on assets up to $1 billion; and 0.20% on assets over $1 billion.

3.	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 0.82%; Investor Class, 0.92%; and Class I, 0.40%. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

Expenses After	Class A	Investor Class	Class I	Class R6
1 Year	$164	$193	$38	$35
3 Years	$300	$435	$119	$109
5 Years	$448	$696	$208	$191
10 Years	$878	$1,442	$468	$431

9.	In the section of the Prospectus entitled “Shareholder Guide,” the subsection entitled “Information on Sales Charges: Investor Class Shares and Class A Shares” is revised as follows:

a.	The second table is amended to remove the reference to the Fund; and

b.	The last table and the footnotes thereto are deleted in their entirety and replaced with the following:

MainStay MacKay Short Term Municipal Fund and MainStay Short Term Bond Fund

	Sales charges as a percentage of1
Purchase Amount	Offering Price	Net Investment	Typical dealer concession as a % of offering price
Less than $250,000	1.00%	1.01%	1.00%
$250,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2.	No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 0.50% may be imposed, however, on redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

10.	In the section of the SAI entitled “Purchases at Net Asset Value,” the information for the Fund in the table beginning on page 118 is deleted and the table is updated with the following.

FUND	COMMISSION
MainStay Short Term Bond Fund	0.50%

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MAINSTAY FUNDS TRUST

MainStay Cushing Energy Income Fund

MainStay Cushing Renaissance Advantage Fund

Supplement dated December 13, 2019 (“Supplement”) to the
Summary Prospectuses, Prospectus and Statement of Additional Information,
each dated March 29, 2019, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectuses, Prospectus and Statement of Additional Information.

At a meeting held on December 10-11, 2019, the Board of Trustees of MainStay Funds Trust (the “Trust”) approved Agreements and Plans of Reorganization (each, a “Plan of Reorganization”) with respect to the MainStay Cushing Energy Income Fund and the MainStay Cushing Renaissance Advantage Fund (together, the “Cushing Funds”), which provide for the reorganizations (the “Reorganizations”) of each of the Cushing Funds with and into MainStay CBRE Global Infrastructure Fund, a series of the Trust. Each Plan of Reorganization is subject to approval by shareholders of the corresponding Cushing Fund at a special meeting of shareholders expected to be held on or about April 27, 2020.

The Reorganizations and Shareholder Proxy

A notice of special meeting of shareholders and proxy statement/prospectus seeking shareholder approval for each Plan of Reorganization is expected to be mailed in February 2020 to shareholders of record of each of the Cushing Funds as of January 13, 2020. The proposed Reorganizations are not contingent on each other.

However, shareholders of another fund, the Voya CBRE Global Infrastructure Fund (the “Voya Fund”), have been asked to consider and vote upon the reorganization of the Voya Fund with and into the MainStay CBRE Global Infrastructure Fund (the “Voya Fund Reorganization”). Each proposed Reorganization is conditioned on the closing of the Voya Fund Reorganization, which, subject to approval by shareholders of the Voya Fund, is expected to occur on or about February 21, 2020. Thus, each proposed Reorganization would only take place if the Voya Fund Reorganization occurs and shareholders of the corresponding Cushing Fund approve the Reorganization.

If each Plan of Reorganization is approved, and the Voya Fund Reorganization occurs, shareholders of the respective Cushing Fund will receive shares of the same share class of the MainStay CBRE Global Infrastructure Fund having the same aggregate net asset value as the shares of the Cushing Fund they hold on the date of the Reorganizations. The Reorganizations will not affect the value of your account in your Cushing Fund at the time of the Reorganizations. Each Reorganization is expected to be treated as tax-free reorganization for federal tax purposes. The Cushing Funds will bear the costs related to the preparation, distribution and tabulation of the proxies, as well as the direct costs of repositioning the Cushing Funds in connection with the Reorganizations. New York Life Investment Management LLC and CBRE Clarion Securities LLC, subadvisor of the MainStay CBRE Global Infrastructure Fund, would take steps to minimize the direct and indirect expenses of the Reorganizations that would be incurred by the Cushing Funds.

Cushing Fund shareholders may purchase and redeem shares of each Cushing Fund in the ordinary course until the last business day before the closing of the Reorganizations. Purchase and redemption requests received after that time should be directed to the MainStay CBRE Global Infrastructure Fund in accordance with its Prospectus.

This supplement is not a solicitation of any proxy.

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MSCU16a-12/19